Employee stock incentive plans	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Employee stock incentive plans

26. Employee stock incentive plans

The stock compensation expense recognized for employee services received during the year ended March 31, 2016, 2017 and 2018 were ₹1,534, ₹1,742 and ₹1,347, respectively.

Wipro Equity Reward Trust (“WERT”)

In 1984, the Company established a controlled trust called the Wipro Equity Reward Trust (“WERT”). In the earlier years, WERT purchased shares of the Company out of funds borrowed from the Company. The Company’s Board Governance, Nomination and Compensation Committee recommends to WERT certain officers and key employees, to whom WERT issues shares from its holdings at nominal price subject to vesting conditions. WERT held 14,829,824, 13,728,607 and 23,097,216 treasury shares as of March 31, 2016, 2017 and 2018, respectively.

Wipro Employee Stock Option Plans and Restricted Stock Unit Option Plans

A summary of the general terms of grants under stock option plans and restricted stock unit option plans are as follows:

Name of Plan	Number of Options reserved under the plan	Range of Exercise Price
Wipro Employee Stock Option plan 2000 (2000 plan)	560,606,060	₹	171 - 490
Wipro Restricted Stock Unit Plan (WRSUP 2004 plan)	44,848,484	₹	2
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan)	44,848,484	US $	0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan)	44,848,484	₹	2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan)	37,373,738	₹	2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013	29,659,648	₹	2

Below plans are discontinued as at March 31, 2018
Name of Plan	Number of Options reserved under the plan	Range of Exercise Price
Wipro Employees Stock Option plan 1999 (1999 plan)	50,000,000	₹	171 - 490
Stock Option plan (2000 ADS Plan)	15,000,000	US $	3 - 7

Employees covered under Stock Option Plans and Restricted Stock Unit (RSU) Option Plans (collectively “stock option plans”) are granted an option to purchase shares of the Company at the respective exercise prices, subject to requirements of vesting conditions. These options generally vest in tranches over a period of three to five years from the date of grant. Upon vesting, the employees can acquire one equity share for every option. The maximum contractual term for these stock option plans is ten years.

The activity in these stock option plans and restricted stock unit option plan is summarized below:

			Year ended March 31,
			2016			2017			2018
Particulars	Exercise price		Numbers	Weighted Average Exercise Price		Numbers	Weighted Average Exercise Price		Numbers	Weighted Average Exercise Price
Outstanding at the	₹	480.20	20,181	₹	480.20	20,181	₹	480.20	20,181	₹	480.20
beginning of	₹	2	6,332,219	₹	2	7,254,326	₹	2	7,952,083	₹	2
the year	US $	0.03	2,576,644	US $	0.03	3,747,430	US $	0.03	5,288,783	US $	0.03

Bonus on outstanding	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
Refer Note 18	₹	2	—	₹	2	—	₹	2	6,968,406	₹	2
	US $	0.03	—	US $	0.03	—	US $	0.03	4,077,070	US $	0.03

Granted*	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
	₹	2	2,870,400	₹	2	2,398,000	₹	2	4,612,400	₹	2
	US $	0.03	1,697,700	US $	0.03	2,379,500	US $	0.03	3,897,000	US $	0.03

Exercised	₹	480.20	—	₹	480.20	—	₹	480.20	(20,181)	₹	480.20
	₹	2	(1,329,376)	₹	2	(1,113,775)	₹	2	(5,325,217)	₹	2
	US $	0.03	(340,876)	US $	0.03	(174,717)	US $	0.03	(2,565,976)	US $	0.03

Forfeited and	₹	480.20	—	₹	480.20	—	₹	480.20	—	₹	480.20
Expired	₹	2	(618,917)	₹	2	(586,468)	₹	2	(663,675)	₹	2
	US $	0.03	(186,038)	US $	0.03	(663,430)	US $	0.03	(497,823)	US $	0.03

Outstanding at the	₹	480.20	20,181	₹	480.20	20,181	₹	480.20	—	₹	480.20
end of the year	₹	2	7,254,326	₹	2	7,952,083	₹	2	13,543,997	₹	2
	US $	0.03	3,747,430	US $	0.03	5,288,783	US $	0.03	10,199,054	US $	0.03

Exercisable at the	₹	480.20	20,181	₹	480.20	20,181	₹	480.20	—	₹	480.20
end of the year	₹	2	1,204,405	₹	2	698,320	₹	2	1,875,994	₹	2
	US $	0.03	256,753	US $	0.03	141,342	US $	0.03	789,962	US $	0.03

	The following table summarizes information about outstanding stock options and restricted stock unit option plan:
		Year ended March 31,
		2016				2017				2018
Exercise price		Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price		Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price		Numbers	Weighted Average Remaining life (months)	Weighted Average Exercise Price
₹	480.20	20,181	—	₹	480.20	20,181	—	₹	480.20	—	—	₹	480.20
₹	2	7,254,326	23	₹	2	7,952,083	19	₹	2	13,543,997	27	₹	2
	US $ 0.03	3,747,430	24	US $	0.03	5,288,783	24	US $	0.03	10,199,054	28	US $	0.03

The weighted-average grant-date fair value of options granted during the year ended March 31, 2016, 2017 and 2018 was ₹699.96, ₹569.52 and ₹337.74 for each option, respectively. The weighted average share price of options exercised during the year ended March 31, 2016, 2017 and 2018 was ₹608.62, ₹536.80 and ₹303.44 for each option, respectively.

*

Includes Nil, 79,000 and 1,097,600 Performance based stock options (RSU) granted during the year ended March 31, 2016, 2017 and 2018, respectively. Nil, 188,000 and 1,113,600 Performance based stock options (ADS) granted during the year ended March 31, 2016, 2017 and 2018, respectively. Performance based stock options (RSU) were issued under Wipro Employee Restricted Stock Unit plan 2007 (WSRUP 2007 plan) and Performance based stock options (ADS) were issued under Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan).